S000053600 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	6.41%
Morningstar Global ex-US Dividend Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	5.26%	6.78%
MSCI All Country World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.49%	10.06%	11.11%
iShares International Dividend Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	5.21%	6.76%
Performance Inception Date				May 17, 2016
iShares International Dividend Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	4.74%	6.29%
iShares International Dividend Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	4.17%	5.50%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Effective approximately one year from the date of the Fund's prospectus, the Fund will no longer compare its performance to this index.